UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:         September 30, 2007
                                                --------------------------------

Check here if Amendment [ ];  Amendment Number:
  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Swiftwater Capital Management, LP
           ---------------------------------
Address:   856 South Pleasantburg Drive
           ----------------------------
           Greenville, South Carolina 29607
           --------------------------------

Form 13F File Number: 28-__________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Stephen A. DePiero
         -----------------------
Title:   Chief Financial Officer
         -----------------------
Phone:   (864) 990-3233
         -----------------------

Signature, Place, and Date of Signing:


    /s/ STEPHEN A. DEPIERO           Greenville, SC           November 13, 2007
------------------------------   ------------------------   --------------------
          [Signature]                 [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number            Name

28-
   -----------------            ---------------------------------------
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       0
                                         --------------------------
Form 13F Information Table Entry Total:                 47
                                         ---------------------------
Form 13F Information Table Value Total:            $91,782
                                         ---------------------------
                                                 (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No.       Form 13F File Number            Name

                NONE
     ------     ------------------------------------------------------

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

                                                                FORM 13F INFORMATION TABLE

        COLUMN 1                      COLUMN 2      COLUMN 3 COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7        COLUMN 8
--------------------------------   --------------  --------- -------- ------------------   ----------  --------  ------------------
                                                              VALUE   SHRS OR  SH / PUT/   INVESTMENT   OTHER     VOTING AUTHORITY
     NAME OF ISSUER                TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN  CALL   DISCRETION  MANAGERS  SOLE  SHARED  NONE
--------------------------------   --------------  --------- -------- -------  ---  ----   ----------  --------  ----  -----   ----
4  KIDS  ENTMT  INC                COM             350865101     452    25700  SH           SOLE                 25700
ACUSPHERE  INC                     COM             00511R870     428   285605  SH           SOLE                285605
ARES  CAP  CORP                    COM             04010L103     316    19407  SH           SOLE                 19407
AVI  BIOPHARMA  INC                COM             002346104     627   246000  SH           SOLE                246000
BANK  OF  AMERICA  CORPORATION     COM             060505104    8269   164500  SH   CALL    SOLE                     0
BEAZER  HOMES  USA  INC            COM             07556Q105     214    25900  SH           SOLE                 25900
BORDERS  GROUP  INC                COM             099709107     348    26100  SH           SOLE                 26100
COMBINATORX  INC                   COM             20010A103     269    43000  SH           SOLE                 43000
COMPUCREDIT  CORP                  COM             20478N100     549    25300  SH           SOLE                 25300
COUNTRYWIDE  FINANCIAL  CORP       COM             222372104     665    35000  SH           SOLE                 35000
CROWN  CRAFTS  INC                 COM             228309100     508   122233  SH           SOLE                122233
DELTA  FINANCIAL  CORP             COM             247918105     218    44491  SH           SOLE                 44491
DURECT  CORP                       COM             266605104     175    31999  SH           SOLE                 31999
DYAX  CORP                         COM             26746E103     192    53286  SH           SOLE                 53286
ENERGY  XXI  (BERMUDA)  LTD        COM  SHS        G10082108     302    56896  SH           SOLE                 56896
EVOLUTION  PETROLEUM  CORP         COM             30049A107     471   151105  SH           SOLE                151105
FORBES  MEDI-TECH  INC             COM             344907100     136   266425  SH           SOLE                266425
HARVEST  NATURAL  RESOURCES  IN    COM             41754V103     537    45000  SH           SOLE                 45000
HOME  DEPOT  INC                   COM             437076102    2342    72200  SH   CALL    SOLE                     0
IDENIX  PHARMACEUTICALS  INC       COM             45166R204     260    90000  SH           SOLE                 90000
IOMAI  CORP                        COM             46202P103     221   115000  SH           SOLE                115000
I-TRAX  INC                        COM  NEW        45069D203     570   148000  SH           SOLE                148000
KKR  FINANCIAL  HLDGS  LLC         COM             48248A306     856    50783  SH           SOLE                 50783
MEDECISION  INC                    COM             58406P102     388   102200  SH           SOLE                102200
MERITAGE  HOMES  CORP              COM             59001A102     325    23000  SH           SOLE                 23000
MOMENTA  PHARMACEUTICALS  INC      COM             60877T100     365    32057  SH           SOLE                 32057
MRU  HLDGS  INC                    COM             55348A102     311    53084  SH           SOLE                 53084
MUELLER  WTR  PRODS  INC           COM  SER  B     624758207     277    25200  SH           SOLE                 25200
NEVADA  GOLD  &  CASINOS  INC      COM  NEW        64126Q206     303   202290  SH           SOLE                202290
NEWCASTLE  INVT  CORP              COM             65105M108     599    34000  SH           SOLE                 34000
NICHOLAS  FINANCIAL  INC           COM  NEW        65373J209     261    28274  SH           SOLE                 28274
NORTHSTAR  RLTY  FIN  CORP         COM             66704R100     199    20000  SH           SOLE                 20000
OWENS  CORNING  NEW                COM             690742101     228     9100  SH           SOLE                  9100
OXIGENE  INC                       COM             691828107     544   155000  SH           SOLE                155000
PFIZER  INC                        COM             717081103    1578    64600  SH   CALL    SOLE                     0
PHOTOMEDEX  INC                    COM             719358103     299   285000  SH           SOLE                285000
PINNACLE  AIRL  CORP               COM             723443107     171    10700  SH           SOLE                 10700
QAD  INC                           COM             74727D108     236    27217  SH           SOLE                 27217
ROCKWELL  MEDICAL  TECH            COM             774374102     344    60370  SH           SOLE                 60370
SCICLONE  PHARMACEUTICALS  INC     COM             80862K104     167    85000  SH           SOLE                 85000
SPECTRUM  PHARMACEUTICALS  INC     COM             84763A108     379    89700  SH           SOLE                 89700
SPRINT  NEXTEL  CORP               COM  FON        852061100    6234   328100  SH   CALL    SOLE                     0
TENET  HEALTHCARE  CORP            COM             88033G100     235    70000  SH           SOLE                 70000
VALENCE  TECHNOLOGY  INC           COM             918914102     140   100000  SH           SOLE                100000
VALUEVISION  MEDIA  INC            CL  A           92047K107     185    25000  SH           SOLE                 25000
VION  PHARMACEUTICALS  INC         COM             927624106     189   245000  SH           SOLE                245000
WAL  MART  STORES  INC             COM             931142103   58900  1349400  SH   CALL    SOLE                     0


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